Non-Related Party Note Payable	6 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Non-Related Party Note Payable

Note 7 — Non-Related Party Note Payable

On December 31, 2014, the Company converted certain accounts payable into a Senior Promissory Note (the “Note”) in the aggregate principal amount of $242,498. The Note bears interest at 6% per annum and interest is payable on a quarterly basis commencing March 31, 2015 or the Company may elect that the amount of such interest be added to the principal sum outstanding under this Note. The payables arose in connection with professional services rendered by attorneys for the Company prior to and through December 31, 2014, and the Note had an original maturity date of December 31, 2015, which was extended to September 30, 2016 or such later date as the lender may agree to in writing. As of September 30, 2017, the Note has not been extended and is currently past due. As of September 30, 2017 and March 31, 2017, the balance due of $286,650 and $277,270 includes $43,152 and $34,772 of accrued interest, respectively, outstanding under the Note.